UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                        FORM 12b-25


                               Notification of Late Filing

                                        (Check one)

    |_| Form 10-K |_| Form 11-K |X| Form 10-Q |_| Form N-SAR |_| Form 10-KSB

                       For Period Ended: March 31, 2004

                       [ ] Transition Report on Form 10-K
                       [ ] Transition Report on Form 20-F
                       [ ] Transition Report on Form 11-K
                       [ ] Transition Report on Form 10-Q
                       [ ] Transition Report on Form N-SAR

                       For the Transition Period Ended: N/A

Nothing In this Form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

                                      PART I
                              REGISTRANT INFORMATION

                                NanoSignal Corporation
                                Full name of Registrant

                              MICROSIGNAL CORPORATION
                             Former Name if Applicable

                       (Address of principal executive offices)
                            5440 W Sahara Ave, Suite 206
                               Las Vegas, NV  89146
                              (City, State and Zip Code)

                                     PART II
                               RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or N-SAR, or portion thereof, will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date.

[ ] The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                                     PART III
                                    NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant's quarterly report on Form 10-QSB will be filed on or before the fifth calendar following the prescribed due date. The reason for the delay is that the Registrant is waiting for certain information from a third party.

                                      PART IV
                                 OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

                             Scott Ervin (702) 227-5111
                         (Name) (Area Code)(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [x] Yes [ ] No

(2) Is it anticipated that any significant change in results of operation for the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [ ] Yes [x] No

If so, attach an explanation of anticipated change, both narratively and quantitatively, and if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                NanoSignal Corporation
                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



Date:  May 19, 2004                                  By:/s/ Scott Ervin
                                                 ------------------------
                                                      Scott Ervin, CEO